Intangible Assets - Summary of Goodwill by Cash Generating Units (Parenthetical) (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Cash generating unit [member] | Europe heavyside and americas materials [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill unallocated	€ 339